Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
(11) Earnings Per Share

The Company computes earnings per share in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share (“ASC 260”). TrustCo adopted FASB Staff Position on Emerging Issues Task Force 03-6-1, Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities, as codified in FASB ASC 260-10 (“ASC 260-10”), which clarified that unvested share-based payment awards that contain nonforfeitable rights to receive dividends or divided equivalents (whether paid or unpaid) are participating securities, and thus, should be included in the two-class method of computing earnings per share (“EPS”). Participating securities under this statement include the unvested employees’ and directors’ restricted stock awards with time-based vesting, which receive nonforfeitable dividend payments.

A reconciliation of the component parts of earnings per share for 2013, 2012 and 2011 follows:
(dollars in thousands, except per share data)

	2013	2012	2011

For the years ended December 31:
Net income	$39,812	37,534	33,087

Less: Net income allocated to participating securities	45	43	5

Net income allocated to common shareholders	$39,767	37,491	33,082
Basic EPS:

Distributed earnings allocated to common stock	$24,745	24,607	22,389

Undistributed earnings allocated to common stock	15,022	12,884	10,693

Net income allocated to common shareholders	$39,767	37,491	33,082

Weighted average common shares outstanding including participating securities	94,266	93,739	85,086
Less: Participating securities	106	106	14
Weighted average common shares	94,160	93,633	85,072

Basic EPS	$0.422	0.400	0.389

Diluted EPS:

Net income allocated to common shareholders	$39,767	37,491	33,082

Weighted average common shares for basic EPS	94,160	93,633	85,072
Effect of Dilutive Securities:
Stock Options	46	4	-

Weighted average common shares including potential dilutive shares	94,206	93,637	85,072

Diluted EPS	$0.422	0.400	0.389

As of December 31, 2013, 2012 and 2011, the weighted average number of antidilutive stock options excluded from diluted earnings per share was approximately 2.5 million, 2.9 million, and 2.8 million, respectively. The stock options are antidilutive because the strike price is greater than the average fair value of the Company’s common stock for the periods presented.